Equity - Reserves for Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reserves within equity
Balance	€ 44,519	€ 37,493
Balance	55,230	44,519
Reserve for OCI on cash flow hedge derivatives
Reserves within equity
Balance	(896)	(5)
Changes of the year	(2,750)	(1,045)
Reversal to inventories adjustments	(6)	1
Reclassification adjustments	3,310	153
Balance	(342)	(896)
Reserve for OCI on cash flow hedge derivatives | Gross reserve
Reserves within equity
Balance	(1,269)	(7)
Changes of the year	(3,883)	(1,479)
Reversal to inventories adjustments	(8)	2
Reclassification adjustments	4,677	215
Balance	(483)	(1,269)
Reserve for OCI on cash flow hedge derivatives | Deferred tax liabilities, gross
Reserves within equity
Balance	373	2
Changes of the year	1,133	434
Reversal to inventories adjustments	2	(1)
Reclassification adjustments	(1,367)	(62)
Balance	141	373
Reserve for OCI on defined benefit plans
Reserves within equity
Balance	(117)	(158)
Changes of the year	55	42
Currency translation differences	1	(1)
Changes in scope of consolidation	3
Balance	(58)	(117)
OCI relating to equity-accounted investments	1	(4)
Reserve for OCI on defined benefit plans | Gross reserve
Reserves within equity
Balance	(84)	(205)
Changes of the year	60	119
Currency translation differences	1	2
Changes in scope of consolidation	3
Balance	(20)	(84)
Reserve for OCI on defined benefit plans | Deferred tax liabilities, gross
Reserves within equity
Balance	(33)	47
Changes of the year	(5)	(77)
Currency translation differences		(3)
Balance	(38)	(33)
Reserve for OCI on equity-accounted investments
Reserves within equity
Balance	54	85
Changes of the year	92	(32)
Currency translation differences		1
Changes in scope of consolidation	1
Reclassification adjustments	(101)
Balance	46	54
Reserve for OCI on Investments fair value
Reserves within equity
Balance	141	36
Changes of the year	56	105
Reclassification to retained earnings	(144)
Balance	€ 53	€ 141